Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Annually For Next Three Years
Disclosure Of Commitments And Contingencies [Line Items]
Annual agreed upon subscription amount for shares of American Gold	$ 7.6
Colossus Minerals Inc
Disclosure Of Commitments And Contingencies [Line Items]
Estimate of severance claims that remain outstanding	$ 8.0
Office Space
Disclosure Of Commitments And Contingencies [Line Items]
Term of lease (in years)	15 years
Minimum lease payments for leases not yet commenced	$ 25.0